Income Taxes (Interest Expense On Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Income Taxes
Interest expense on unrecognized tax benefits	$ 1.6	$ 2.5	$ 4.2